UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-3174

                            Touchstone Tax Free Trust
               (Exact name of registrant as specified in charter)

            221 East Fourth Street, Suite 300, Cincinnati Ohio 45202
               (Address of principal executive offices) (Zip code)

   Jill T. McGruder, 221 East Fourth Street, Suite 300, Cincinnati Ohio 45202
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513)362-8000

Date of fiscal year end: 06/30

Date of reporting period: 7/1/03 - 6/30/04

      Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.  PROXY VOTING RECORD

FUND                                                            STATUS

Touchstone Tax-Free Intermediate Term Fund                      NO PROXIES VOTED
Touchstone Ohio Insured Tax Free Fund                           NO PROXIES VOTED
Touchstone, Touchstone Tax-Free Money Market Fund               NO PROXIES VOTED
Touchstone Ohio Tax-Free Money Market Fund                      NO PROXIES VOTED
Touchstone California Tax-Free Money Market Fund                NO PROXIES VOTED
Touchstone Florida Tax-Free Money Market Fund                   NO PROXIES VOTED

                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940,the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Tax Free Trust

By (Signatures and Title)* /s/ Jill T. McGruder
                           ---------------------------
                           Jill T. McGruder, President

Date:  August 27, 2004

* Print the name and title of each signing officer under his or her signature.